PROPERTY AND EQUIPMENT, NET - Other information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Payables for purchase of property and equipment due beyond one year	¥ 206,591	¥ 195,749
Property and equipment, net
PROPERTY AND EQUIPMENT, NET
Net book value of an asset pledged as security for bank loans	¥ 1,716,736	¥ 698,922